Stock-based Compensation - Other information (Details) - Humacyte, Inc. - USD ($) $ / shares in Units, $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Total intrinsic value of options exercised	$ 0.7	$ 1.1	$ 1.4	$ 4.0
Weighted-average grant-date fair value per share of options granted	$ 2.70	$ 2.23	$ 2.57	$ 2.23